FINANCIAL INSTRUMENTS - Schedule of Movements in Level 3 Portfolio (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
FINANCIAL INSTRUMENTS (Details) - Schedule of Movements in Level 3 Portfolio [Line Items]
At 1 January	£ 851,441
Exchange and other adjustments	(88)	£ 39	£ (17)
Gains recognised in other comprehensive income within the revaluation reserve in respect of financial assets at fair value through other comprehensive income	9	3
At 31 December	841,084	851,441
Level 3 £m | Financial assets at fair value through profit or loss
FINANCIAL INSTRUMENTS (Details) - Schedule of Movements in Level 3 Portfolio [Line Items]
At 1 January	13,313	15,046
Exchange and other adjustments	15	4
(Losses) gains recognised in the income statement within other income	(1,609)	183
Purchases/increases to customer loans	959	1,709
Sales/repayments of customer loans	(1,320)	(2,765)
Transfers into the level 3 portfolio	197	171
Transfers out of the level 3 portfolio	(251)	(1,035)
At 31 December	11,304	13,313	15,046
Losses recognised in the income statement, within other income, relating to the change in fair value of those assets held at 31 December	(1,596)	(71)
Level 3 £m | Financial assets at fair value through other comprehensive income
FINANCIAL INSTRUMENTS (Details) - Schedule of Movements in Level 3 Portfolio [Line Items]
At 1 January	305	346
Exchange and other adjustments	3	(11)
(Losses) gains recognised in the income statement within other income	(2)
Gains recognised in other comprehensive income within the revaluation reserve in respect of financial assets at fair value through other comprehensive income	44	69
Purchases/increases to customer loans	3	8
Sales/repayments of customer loans	(11)	(107)
Transfers into the level 3 portfolio	0	0
Transfers out of the level 3 portfolio	0	0
At 31 December	342	305	346
Level 3 £m | Total financial assets carried at fair value, excluding derivatives
FINANCIAL INSTRUMENTS (Details) - Schedule of Movements in Level 3 Portfolio [Line Items]
At 1 January	13,618	15,392
Exchange and other adjustments	18	(7)
(Losses) gains recognised in the income statement within other income	(1,611)	183
Gains recognised in other comprehensive income within the revaluation reserve in respect of financial assets at fair value through other comprehensive income	44	69
Purchases/increases to customer loans	962	1,717
Sales/repayments of customer loans	(1,331)	(2,872)
Transfers into the level 3 portfolio	197	171
Transfers out of the level 3 portfolio	(251)	(1,035)
At 31 December	11,646	13,618	£ 15,392
Losses recognised in the income statement, within other income, relating to the change in fair value of those assets held at 31 December	£ (1,596)	£ (71)